Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Right-of-Use Assets and Lease Liabilities - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Right-of-Use Assets and Lease Liabilities [Line Items]
Cost Beginning	SFr 594,436	SFr 594,436
Accumulated depreciation Beginning	(148,609)	(29,722)
Net Book Value Ending	445,827
Net Book Value Beginning	80,110	445,827
Additions
Remeasurement (revised lease term)	(246,413)
Disposals
Cost Ending	348,023	594,436
Charge for the year	(119,304)	(118,887)
Accumulated depreciation Ending	(267,913)	(148,609)
Office building [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of Right-of-Use Assets and Lease Liabilities [Line Items]
Cost Beginning	594,436	594,436
Accumulated depreciation Beginning	(148,609)	(29,722)
Net Book Value Ending	445,827
Net Book Value Beginning	80,110	445,827
Additions
Remeasurement (revised lease term)	(246,413)
Disposals
Cost Ending	348,023	594,436
Charge for the year	(119,304)	(118,887)
Accumulated depreciation Ending	SFr (267,913)	SFr (148,609)